Goodwill and Intangible Assets, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 segments	Sep. 30, 2010	Sep. 30, 2009
Finite-Lived Intangible Assets [Line Items]
Goodwill resulting from immaterial acquisitions	$ 103,586	$ 151,434
Goodwill and Intangible Assets, Net (Textuals) [Abstract]
Impairment of goodwill	0	0	0
Number of operating segments	1
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	8
Amortization	16,900
Customer arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10
Amortization	22,899
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5
Amortization	$ 2,329